Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for Quarterly Reports on Form 10-Q and do not contain all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. The accompanying unaudited condensed financial statements and notes thereto should be read in conjunction with the audited financial statements and notes thereto included in the prospectus that forms part of the Company’s Registration Statement on Form S-1 (File No. 333-198383), which prospectus was filed with the SEC pursuant to Rule 424 on May 14, 2015.  In the opinion of management, the accompanying unaudited Condensed Financial Statements reflect all adjustments, which include only normal recurring adjustments necessary to present fairly the Company’s interim financial information. The results for the nine months ended September 30, 2015 are not necessarily indicative of the results to be expected for the year ending December 31, 2015 or for any other period. The balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date but it does not include all of the information and notes required by U.S. GAAP.

The Company has evaluated events and transactions subsequent to the balance sheet date and has disclosed all events or transactions that occurred subsequent to the balance sheet date but prior to filing this Quarterly Report on Form 10-Q that would require recognition or disclosure in the unaudited Condensed Financial Statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, assumptions and estimates that affect the amounts reported in its financial statements and the accompanying notes. The accounting policies that reflect the Company’s more significant estimates and judgments and that the Company believes are the most critical to aid in fully understanding and evaluating its reported financial results are valuation of stock options; valuation of warrant liabilities; impairment of long lived assets; useful lives for depreciation; valuation adjustments for excess and obsolete inventory; deferred taxes and valuation allowances on deferred tax assets; and evaluation and measurement of contingencies. Those estimates could change, and as a result, actual results could differ materially from those estimates.

Revenue Recognition

Sales to distributors are made under agreements that may provide distributor price adjustments and rights of return under certain circumstances. Until the Company develops sufficient sales history and pipeline visibility, revenue and costs of distributor sales will be deferred until products are sold by the distributor to the distributor’s customers. Revenue recognition depends on notification either directly from the distributor that product has been sold to the distributor’s customer, when the Company has access to the data. The Company will maintain system controls to verify that the reported distributor and third party data is accurate. Deferred revenue on shipments to distributors will reflect the estimated effects of distributor price adjustments, if any, and the estimated amount of gross margin expected to be realized when the distributor sells through product purchased from the Company. Accounts receivable from distributors will be recognized and included in deferred revenue when shipped to the distributor. Inventory will be relieved and revenue recognized, typically upon shipment by the distributor to their customer. The Company had no revenue for the nine months ended September 30, 2014 and $203,195 for the nine months ended September 30, 2015.

2. Summary of Significant Accounting Policies

Basis of Presentation

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires the Company's management to make judgments, assumptions and estimates that affect the amounts reported in its financial statements and the accompanying notes. The accounting policies that reflect the Company's more significant estimates and judgments and that the Company believes are the most critical to aid in fully understanding and evaluating its reported financial results are valuation of stock options; valuation of warrant liabilities; impairment of long lived assets; useful lives for depreciation; valuation adjustments for excess and obsolete inventory; deferred taxes and valuation allowances on deferred tax assets; and evaluation and measurement of contingencies. Those estimates could change, and as a result, actual results could differ materially from those estimates.

Deferred Offering Costs

        Deferred offering costs, consisting of legal, accounting and filing fees related to the Company's proposed IPO are capitalized. The deferred offering costs will be offset against IPO proceeds upon the effectiveness of the offering. In the event the offering is terminated, deferred offering costs will be expensed.

Concentration of Credit Risk and Cash and Cash Equivalents

        The financial instrument that potentially subjects the Company to a concentration of credit risk is that is held at a financial institution of high credit standing. Cash is generally in excess of Federal Deposit Insurance Corporation ("FDIC") insurance limits. Therefore, the Company is exposed to credit risk in the event that the balances exceed FDIC insurance limits. The carrying value of cash approximates fair value at December 31, 2013 and 2014.

Fair Values

        The Company's financial instruments include, cash and cash equivalents, accounts payable, accrued expenses, amounts due to parent, warrant liabilities, and debt. Cash is reported at fair value. The recorded carrying amount of accounts payable, accrued expenses and amounts due to parent approximates their fair value due to their short-term nature. The carrying value of the interest-bearing debt approximates fair value based upon the borrowing rates currently available to the Company for bank loans with similar terms and maturities. See Note 3 for the fair value measurements, and Note 8 for the fair value of the Company's warrant liabilities.

Inventories

        Inventories are stated at the lower of cost or market. The Company calculates inventory valuation adjustments when conditions indicate that the net realizable value is less than cost due to physical deterioration, usage, obsolescence, reductions in estimated future demand or reduction in selling price. Inventory write-downs are measured as the difference between the cost of inventory and estimated net realizable value.

Property and Equipment

        Equipment is stated at cost, less accumulated depreciation. Equipment begins to be depreciated when it is placed into service. Depreciation will be calculated using the straight-line method over the estimated useful lives of 3 to 10 years.

        Expenditures for repairs and maintenance of assets are charged to expense as incurred. Costs of major additions and betterments are capitalized and depreciated on a straight-line basis over their useful lives. Upon retirement or sale, the cost and related accumulated depreciation of assets disposed of are removed from the accounts and any resulting gain or loss is included in income (loss) from operations.

Long-Lived Assets

        The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment to determine whether indicators of impairment may exist that warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management's estimate of the asset's ability to generate positive income from operations and positive cash flow in future periods as well as the strategic significance of the assets to the Company's business objectives.

        Should an impairment exist, the impairment loss would be measured based on the excess of the carrying amount over the asset's fair value. The Company has not recognized any impairment losses through December 31, 2014.

Research and Development Expense

        Research and development expense consists of expenses incurred in performing research and development activities including related salaries, clinical trial and related drug and non-drug product costs, contract services and other outside service expenses. Research and development expense is charged to operating expense in the period incurred.

Revenue Recognition

        Sales to distributors will be made under agreements providing distributor price adjustments and rights of return under certain circumstances. Revenue and costs of distributor sales will be deferred until products are sold by the distributor to the distributor's end customers. Revenue recognition depends on notification from the distributor that product has been sold to the distributor's end customer. Also reported by the distributor will be product resale price, quantity and end customer shipment information, as well as inventory on hand. Reported distributor inventory on hand will be reconciled to the deferred revenue balance monthly. The Company will maintain system controls to validate distributor data and to verify that the reported information is accurate. Deferred revenue on shipments to distributors will reflect the estimated effects of distributor price adjustments and the estimated amount of gross margin expected to be realized when the distributor sells through product purchased from the Company. Accounts receivable from distributors will be recognized and inventory will be relieved when title to inventories transfers, typically upon shipment from the distributor, at which point the Company will have a legally enforceable right to collection under normal payment terms. The Company had no revenue for the period from June 6, 2013 (inception) through December 31, 2013 and for the year ended December 31, 2014. Deferred revenue at December 31, 2013 and 2014 was zero and $23,802, respectively.

Stock-Based Compensation

        The Company's equity incentive plan (see Note 11) provides for the grant of stock options, restricted stock and restricted stock unit awards.

        The Company measures stock awards granted to employees and directors at fair value on the date of grant and recognizes the corresponding compensation expense of the awards, net of estimated forfeitures, over the requisite service periods, which correspond to the vesting periods of the awards. The Company issues stock awards with only service-based vesting conditions, and records compensation expense for these awards using the straight-line method.

        The Company values its shares of common stock by taking into consideration its most recently available valuation of common stock performed by management and the board of directors, as well as additional factors that may have changed since the date of the most recent contemporaneous valuations through the date of grant.

        In the absence of a valuation, the fair value of the Company's common stock underlying stock awards is determined by its board of directors, with assistance from management, based upon information available at the time of grant. Given the absence of a public trading market for its common stock, and in accordance with the "American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation," the Company's board of directors exercises its reasonable judgment and considers numerous objective and subjective factors to determine the best estimate of the fair value of its common stock at each grant date.

Classification of Securities

        The Company applies the principles of ASC 480-10 "Distinguishing Liabilities from Equity" and ASC 815-40 "Derivatives and Hedging—Contracts in Entity's Own Equity" to determine whether financial instruments such as warrants, contingently issuable shares and shares subject to repurchase should be classified as liabilities or equity and whether beneficial conversion features exist.

Income Taxes

        The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company's tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

        The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Comprehensive Loss

        Comprehensive loss is defined as changes in stockholders' (deficit) exclusive of transactions with owners (such as capital contributions and distributions). For the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014, there was no difference between net loss and comprehensive loss.

Segment Data

        The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company is an animal health company focused on developing and commercializing prescription and non-prescription products for companion and production animals.

Basic and Diluted Net Loss Per Common Share

        Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted-average number of common shares, including potential dilutive shares of common stock assuming the dilutive effect of potential dilutive securities. For periods in which the Company reports a net loss, diluted net loss per common share is the same as basic net loss per common share, because their impact would be anti-dilutive to the calculation of net loss per common share. Diluted net loss per common share is the same as basic net loss per common share for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014.

Recent Accounting Pronouncements

        In August 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-15, "Presentation of Financial Statements—Going Concern (Subtopic 205-40)—Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern", which provides guidance regarding management's responsibility to assess whether substantial doubt exists regarding the ability to continue as a going concern and to provide related footnote disclosures. In connection with preparing financial statements for each annual and interim reporting period, management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). This ASU is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company is currently evaluating the new guidance and has not determined the impact this standard may have on its financial statements.

        In June 2014, the FASB issued authoritative guidance which eliminates the distinction of a development stage entity and certain related disclosure requirements, including the elimination of inception-to-date information on the statements of operations, cash flows and stockholders' equity. The amendments will be effective prospectively for annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods, however early adoption is permitted. The Company elected to early adopt the new provision of ASU 2014-10 in the year ended December 31, 2014 and therefore has eliminated the presentation of inception to date information.

        In June 2014, the FASB issued authoritative guidance which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. This guidance will be effective for annual periods (and interim periods within those annual periods) beginning after December 15, 2015. The Company will implement this guidance for all interim and annual periods beginning after December 15, 2015. The adoption of this guidance is not expected to have an impact on the Company's financial condition, results of operations or cash flows.

        In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers." The objective of ASU 2014-19 is to establish a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most of the existing revenue recognition guidance, including industry-specific guidance. The core principle of the new standard is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is effective for annual reporting periods beginning after December 15, 2016 and allows for prospective or retrospective application. The Company is evaluating the new guidance and has not determined the impact this pronouncement will have on its financial statements.